Loan Receivable and Accrued Interest	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
LOAN RECEIVABLE AND ACCRUED INTEREST

NOTE 5 – LOAN RECEIVABLE AND ACCRUED INTEREST

Loan receivable and accrued interest as of March 31, 2022 and 2021 consisted of the following:

	As of March 31,
	2022	2021

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	81,000	81,000
Total	$1,581,000	$1,581,000

Short-term loan of $1.5 million at 5.4% annual interest rate was made to RH Holdings Management (HK) Limited from June 1, 2019, to May 31, 2020. The loan receivable from RH Holdings Management (HK) Limited is overdue and management expected to fully collect the balance of the loan and accrued interest of $1,581,000 before September 30, 2022.